Share warrant obligation (Tables)	12 Months Ended
Dec. 31, 2025
Share warrant obligation.
Schedule of warrant obligation

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2024	852	426	1,278
Fair value adjustment	(609)	(304)	(913)
Balance at December 31, 2024	243	122	365

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2025	243	122	365
Fair value adjustment	(1)	(2)	(3)
Balance at December 31, 2025	242	120	362